Critical Accounting Estimates and Significant Management Judgments	12 Months Ended
Jun. 30, 2026
Critical Accounting Estimates and Significant Management Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND SIGNIFICANT MANAGEMENT JUDGMENTS

3. CRITICAL ACCOUNTING ESTIMATES AND SIGNIFICANT MANAGEMENT JUDGMENTS

The preparation of consolidated financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the consolidated financial statements.

Significant estimates and judgments

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

Impairment of non-financial assets

At the end of each reporting period, the Group reviews the carrying amounts of the following assets to determine whether there is any indication that those assets have suffered an impairment loss or an impairment loss previously recognized no longer exists or may have decreased:

●	property, plant and equipment;

●	goodwill and other intangible assets; and

●	right-of-use assets

If the recoverable amount (i.e., the greater of the fair value less costs of disposal and value in use) of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately, unless the relevant asset is carried at a revalued amount under another IFRS Accounting Standard, in which case the impairment loss is treated as a revaluation decrease under that IFRS Accounting Standard. Where an impairment loss on an asset other than goodwill subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized in profit or loss immediately, unless the relevant asset is carried at a revalued amount under another IFRS Accounting Standard, in which case the reversal of the impairment loss is treated as a revaluation increase under that IFRS Accounting Standard. Value in use is based on the estimated future cash flows expected to be derived from CGU, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating unit.

Goodwill is tested for impairment annually and whenever events or changes in circumstances indicate that it may be impaired. Other non-financial assets are assessed for indicators of impairment at each reporting date. Impairment losses recognised in respect of goodwill are not reversed in subsequent periods. For assets other than goodwill, the Group assesses at each reporting date whether there is any indication that a previously recognised impairment loss may no longer exist or may have decreased.

As of June 30, 2026, the Group identified 4 cash-generating units (“CGUs”): (i) IoT AI Power Charger, (ii) IoT AI Server, (iii) IoT Control Station and (iv) IoT Drone. Before recognition of the current-year impairment losses, the assets allocated to these CGUs comprised: (i) goodwill of RM22,150,110, property, plant and equipment of RM7,962,245 and right-of-use assets of RM136,148; (ii) property, plant and equipment of RM31,751,642; (iii) property, plant and equipment of RM9,986,395; and (iv) intangible assets of RM15,666,760, respectively.

For the year ended June 30, 2026, the Group recognised impairment losses of RM47,835,011, comprising RM22,150,110 allocated to goodwill within the IoT AI Power Charger CGU, RM10,018,141 allocated to property, plant and equipment within the IoT Control Station CGU and RM15,666,760 allocated to intangible assets within the IoT Drone CGU.

The impairment loss recognised for the IoT Control Station CGU differed from its carrying amount of RM9,986,395 before impairment by RM31,746 due to exchange realignment.

Following recognition of these impairment losses and exchange realignment, the carrying amounts of the assets allocated to the four CGUs were RM8,098,393, RM31,751,642, RM nil and RM nil, respectively. No impairment loss was recognised for the IoT AI Server CGU.